Other non-current assets (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Other Non-current Assets

Other non-current assets consist of the following:

	As at March 31,
	2019		2019		2018
	(In millions)
Taxes recoverable, statutory deposits and dues from government	US$	156.4	Rs.	10,819.0	Rs.	10,496.3
Prepaid rentals on operating leases		52.4		3,625.7		3,817.2
Prepaid expenses		111.1		7,684.2		7,660.0
Others		49.2		3,399.6		2,027.6

Total	US$	369.1	Rs.	25,528.5	Rs.	24,001.1